Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum annual lease payments under the lease are as follows:
2013	$614
2014	208

$822